UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-21311

PIMCO High Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York			10105
(Address of principal executive offices)			(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	March 31, 2007

Date of reporting period:	September 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

PIMCO High Income Fund

Semi-Annual Report
September 30, 2006

Contents

Letter to Shareholders	1

Performance & Statistics	2

Schedule of Investments	3-12

Statement of Assets and Liabilities	13

Statement of Operations	14

Statement of Changes in Net Assets	15

Notes to Financial Statements	16-24

Financial Highlights	25

Matters Relating to the Trustees Consideration of the Investment Management & Portfolio Management Agreements	26-28

PIMCO High Income Fund Letter to Shareholders

October 11, 2006

Dear Shareholder:

We are pleased to provide you with the semi-annual report for PIMCO High Income Fund (the “Fund”) for the fiscal six-month period ended September 30, 2006.

For performance and specific information on the Fund please refer to the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Fund’s shareholder servicing agent at (800) 331-1710. In addition, a wide range of information and resources is available on our Web site, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Fund’s investment manager, and Pacific Investment Management Company LLC, the Fund’s sub-adviser, we thank you for investing with us.

We remain dedicated to serving your financial needs.

Sincerely,

Robert E. Connor	Brian S. Shlissel

Chairman	President & Chief Executive Officer

9.30.06 | PIMCO High Income Fund Semi-Annual Report 1

PIMCO High Income Fund Performance & Statistics

September 30, 2006 (unaudited)

*                 For the six-month period, the Fund’s net asset value (NAV) and market price returns were 3.93% and 11.03%, respectively.

*                 During the reporting period, the Merrill Lynch High Yield Master II Index returned 3.88%, narrowly outpacing the 3.73% return for the broad bond market, as measured by the Lehman Brothers Aggregate Bond Index.

*                 Security selection in the consumer cyclical sector was a positive for Fund performance during the reporting period, as auto-related issues in particular significantly outperforming the overall high yield bond market.

*                 A focus on the telecom sector detracted from Fund performance during the first half of the reporting period. In the second half, however, a large weighting in wireline companies within this sector contributed positively to performance.

*                 Within the energy sector, an emphasis on pipeline issuers was a positive contributor to Fund performance during the second half of the reporting period, although the energy sector in general suffered during the first three months as the effects of an unseasonably warm winter carried over into the spring.

*                 The decision avoiding the building products sector entirely was positive for Fund performance throughout the reporting period as this sector underperformed, largely due to growing inventories and declining demand in the housing market.

*                 The Fund’s focus on B-rated high yield issues produced mixed results, contributing strongly to Fund performance in the first half of the reporting period, but detracting somewhat in the second half as these issues underperformed both BB- and CCC-rated issues.

Total Return(1):	Market Price	Net Asset Value (“NAV”)
Six months	11.03%	3.93%
1 year	18.20%	9.01%
3 years	16.66%	11.65%
Commencement of Operations (4/30/03) to 9/30/06	13.27%	12.18%

Common Share Market Price/NAV Performance:
Commencement of Operations (4/30/03) to 9/30/06

Market Price/NAV:

Market Price	$15.75
NAV	$14.68
Premium to NAV	7.29%
Market Price Yield(2)	9.29%

(1) Past performance is no guarantee of future results. Total return is determined by subtracting the initial investment from the value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

An investment in the Fund involves risk, including the loss of principal. Investment return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at September 30, 2006.

2 PIMCO High Income Fund Semi-Annual Report | 9.30.06

PIMCO High Income Fund Schedule of Investments

September 30, 2006 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value
CORPORATE BONDS & NOTES – 86.7%

Aerospace – 0.2%
$5,600	Armor Holdings, Inc., 8.25%, 8/15/13	B1/B+	$5,824,000
Airlines – 1.2%
8,760	American Airlines, Inc., pass thru certificates, 8.608%, 10/1/12 (k)	Baa3/BB+	9,083,025
	Continental Airlines, Inc., pass thru certificates,
14,677	6.92%, 4/2/13, 97-5A 9 (a) (b) (g)	NR/NR	14,934,503
4,439	7.373%, 6/15/17, Ser. 01-1	Ba1/BB+	4,397,070
1,943	8.307%, 10/2/19, Ser. 00-2	Ba2/BB-	1,886,476
3,547	Northwest Airlines, Inc., pass thru certificates, 7.691%, 4/1/17, Ser. 01-B	Caa1/CCC	3,398,651
333	United Air Lines, Inc., pass thru certificates, 6.602%, 3/1/15, Ser. 01-1	Aaa/BBB	333,860
4,158	U.S. Airway Group, Inc., 9.625%, 9/1/24 (b) (f) (g)	NR/NR	14,970
			34,048,555
Automotive – 4.2%
10,450	Arvin Capital I, 9.50%, 2/1/27	B1/B	10,659,000
18,725	ArvinMeritor, Inc., 8.75%, 3/1/12	Ba3/BB-	18,022,812
5,150	Cooper-Standard Automotive, Inc., 7.00%, 12/15/12	B3/B-	4,467,625
15,000	Ford Motor Co., 7.45%, 7/16/31	Ba3/B	11,662,500
	General Motors Corp.,
8,000	7.20%, 1/15/11	Caa1/B-	7,410,000
7,200	8.25%, 7/15/23	Caa1/B-	6,273,000
	Goodyear Tire & Rubber Co.,
12,300	9.00%, 7/1/15	B3/B-	12,546,000
7,000	11.00%, 3/1/11	B3/B-	7,752,500
	Tenneco Automotive, Inc.,
14,000	8.625%, 11/15/14	B3/B	13,895,000
14,025	10.25%, 7/15/13, Ser. B	Aa3/B	15,287,250
8,245	TRW Automotive, Inc., 9.375%, 2/15/13	Ba3/BB-	8,822,150
			116,797,837
Building/Construction – 0.2%
5,000	Ahern Rentals, Inc., 9.25%, 8/15/13	B-/B-	5,150,000
Chemicals – 3.3%
	ARCO Chemical Co.,
3,808	9.80%, 2/1/20	Ba3/B+	4,322,080
2,000	10.25%, 11/1/10	Ba3/B+	2,180,000
15,000	Equistar Chemicals L.P., 10.125%, 9/1/08	B1/BB-	15,956,250
21,925	Ineos Group Holdings PLC, 8.50%, 2/15/16 (d)	B2/B-	20,993,187
	Lyondell Chemical Co.,
4,150	8.00%, 9/15/14	B+/B+	4,222,625
3,825	8.25%, 9/15/16	B+/B+	3,901,500
15,300	Nalco Co., 8.875%, 11/15/13	Caa1/B-	16,026,750
13,660	PQ Corp., 7.50%, 2/15/13	B1/B-	13,045,300
980	Rhodia S.A., 8.875%, 6/1/11	Caa2/B-	1,016,750
10,500	Rockwood Specialties Group, Inc., 7.50%, 11/15/14	B3/B-	10,395,000
			92,059,442
Commercial Products – 0.7%
17,800	Hertz Corp., 8.875%, 1/1/14 (d)	B1/B	18,734,500

9.30.06 | PIMCO High Income Fund Semi-Annual Report 3

PIMCO High Income Fund Schedule of Investments

September 30, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value

Computer Services – 1.3%
	SunGard Data Systems, Inc.,
$17,100	9.125%, 8/15/13	Ba1/B-	$17,784,000
17,000	10.25%, 8/15/15	Aaa/B-	17,595,000
			35,379,000
Computer Software – 0.4%
9,500	UGS Corp., 10.00%, 6/1/12	B3/B-	10,307,500
Consumer Products – 0.3%
	Buhrmann US, Inc.,
500	7.875%, 3/1/15	B2/B	483,750
6,875	8.25%, 7/1/14	B2/B	6,823,437
			7,307,187
Consumer Services – 0.3%
9,200	Education Management Corp., 10.25%, 6/1/16 (d)	Caa1/CCC+	9,453,000
Containers & Packaging – 2.1%
	Crown Americas LLC,
2,475	7.625%, 11/15/13	B/B	2,518,312
5,650	7.75%, 11/15/15	B/B	5,748,875
	Jefferson Smurfit Corp.,
11,200	7.50%, 6/1/13	B2/CCC+	10,388,000
10,263	8.25%, 10/1/12	B2/CCC+	9,878,138
	Smurfit-Stone Container,
14,000	8.375%, 7/1/12	B2/CCC+	13,510,000
15,338	9.75%, 2/1/11	B2/CCC+	15,874,830
			57,918,155
Diversified Manufacturing – 0.0%
1,000	Quiksilver, Inc., 6.875%, 4/15/15	B3/BB-	952,500
Electronics – 1.0%
12,750	Sanmina-SCI Corp., 8.125%, 3/1/16	NR/B	12,558,750
10,600	Sensata Technologies BV, 8.00%, 5/1/14 (d)	NR/B-	10,361,500
6,400	Solectron Global Finance Ltd., 8.00%, 3/15/16	NR/B-	6,368,000
			29,288,250
Energy – 0.9%
2,000	NRG Energy, Inc., 7.375%, 2/1/16	B1/B-	1,992,500
	Reliant Energy, Inc.,
7,025	9.25%, 7/15/10	B2/B	7,323,563
15,525	9.50%, 7/15/13	B2/B	16,184,812
742	Reliant Energy Mid-Atlantic Power Holdings LLC,
	9.237%, 7/2/17, Ser. B	Caa1/B	821,950
			26,322,825
Financial Services – 17.0%
30,870	AES Ironwood LLC, 8.857%, 11/30/25	B2/B+	34,266,157
8,075	AES Red Oak LLC, 8.54%, 11/30/19, Ser. A	B2/B+	8,640,260
25,091	BCP Crystal U.S. Holding Corp., 9.625%, 6/15/14	B3/B	27,349,190
17,700	Bluewater Finance Ltd., 10.25%, 2/15/12	B2/B-	18,009,750
7,700	Chukchansi Economic Development Authority,
	8.00%, 11/15/13 (d)	B2/BB-	7,940,625
€275	Cirsa Finance Luxembourg S.A., 8.75%, 5/15/14	B1/B+	371,870
$9,977	Consolidated Communications Holdings, 9.75%, 4/1/12	B3/B	10,575,620

4 PIMCO High Income Fund Semi-Annual Report | 9.30.06

PIMCO High Income Fund Schedule of Investments

September 30, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value

Financial Services (continued)
	Ford Motor Credit Co.,
$5,000	7.00%, 10/1/13	B1/B	$4,645,415
35,000	7.375%, 2/1/11	B1/B	33,624,395
55,225	7.875%, 6/15/10	B1/B	53,824,605
15,000	8.625%, 11/1/10	B1/B	14,955,480
	General Motors Acceptance Corp.,
10,000	7.25%, 3/2/11	Ba1/BB	10,066,540
24,800	7.75%, 1/19/10	Ba1/BB	25,429,449
11,125	8.00%, 11/1/31	Ba1/BB	11,664,251
	JET Equipment Trust (d) (f),
211	7.63%, 8/15/12, Ser. 95-B (g)	NR/NR	172,954
326	10.00%, 6/15/12, Ser. A11	NR/NR	316,524
36,270	JSG Funding PLC, 9.625%, 10/1/12	B3/B-	38,446,200
18,445	KRATON Polymers LLC, 8.125%, 1/15/14	B3/B-	17,937,762
120,600	Targeted Return Index Securities Trust,
	7.548%, 5/1/16, VRN (d) (h) (k)	B1/B+	120,857,602
19,203	Universal City Development Partners Ltd., 11.75%, 4/1/10	B2/B-	20,787,248
8,030	Universal City Florida Holding Co., 8.375%, 5/1/10	B3/B-	8,100,262
€5,800	UPC Holding BV, 8.625%, 1/15/14	B3/CCC+	7,383,883
			475,366,042
Food – 0.9%
$1	Dole Foods Co., Inc., 8.875%, 3/15/11	B3/B	783
24,925	Ingles Markets, Inc., 8.875%, 12/1/11	B3/B	26,108,937
			26,109,720
Healthcare & Hospitals – 4.0%
8,000	DaVita, Inc., 7.25%, 3/15/15	B3/B	7,900,000
	HCA, Inc.,
13,200	6.95%, 5/1/12	Ba2/BB+	11,599,500
7,475	7.50%, 12/15/23	Ba2/BB+	5,833,497
2,130	7.58%, 9/15/25	Ba2/BB+	1,652,352
4,600	7.69%, 6/15/25	Ba2/BB+	3,613,903
5,000	7.875%, 2/1/11	Ba2/BB+	4,806,250
8,000	8.75%, 9/1/10	Ba2/BB+	8,100,000
9,000	9.00%, 12/15/14	Ba2/BB+	8,460,225
6,700	National Mentor Holdings, Inc., 11.25%, 7/1/14 (d)	Caa1/CCC+	6,901,000
19,990	Rotech Healthcare, Inc., 9.50%, 4/1/12	Ba2/CC	13,793,100
	Tenet Healthcare Corp.,
17,000	7.375%, 2/1/13	Caa1/CCC+	15,406,250
22,925	9.875%, 7/1/14	Caa1/CCC+	22,953,656
			111,019,733
Hotels/Gaming – 1.4%
2,000	Gaylord Entertainment Co., 8.00%, 11/15/13	B3/B-	2,045,000
5,000	Herbst Gaming, Inc., 8.125%, 6/1/12	B3/B-	5,131,250
19,279	Mandalay Resort Group, 9.375%, 2/15/10	Ba3/B+	20,700,826
8,948	Premier Entertainment LLC, 10.75%, 2/1/12	Caa1/CCC	9,149,330
3,500	Station Casinos, Inc., 6.875%, 3/1/16	Aaa/B+	3,298,750
			40,325,156
Machinery – 0.1%
2,000	Chart Industries, Inc., 9.125%, 10/15/15 (d)	B3/B-	2,080,000

9.30.06 | PIMCO High Income Fund Semi-Annual Report 5

PIMCO High Income Fund Schedule of Investments

September 30, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value

Manufacturing – 0.6%
$9,545	Dresser, Inc., 10.125%, 4/15/11	B2/CCC+	$10,034,181
6,403	Invensys PLC, 9.875%, 3/15/11 (d)	B3/B-	6,947,255
			16,981,436
Medical Products – 0.8%
22,785	VWR International, Inc., 8.00%, 4/15/14	Caa1/B-	23,098,294
Miscellaneous – 3.2%
89,570	Dow Jones CDX U.S. High Yield,
	8.375%, 12/29/11, Ser. 7-T1 (b) (d) (e) (g) (h)	NR/NR	89,398,344
Multi-Media – 5.3%
3,000	Cablemas S.A. de C.V., 9.375%, 11/15/15 (d)	B1/BB-	3,135,000
5,600	Cablevision Systems Corp., 8.00%, 4/15/12, Ser. B	B3/B+	5,698,000
39,300	CCO Holdings LLC, 8.75%, 11/15/13	B3/CCC-	39,742,125
10,000	Charter Communications Holdings I LLC, 11.00%, 10/1/15	Caa2/CCC-	9,150,000
4,605	Charter Communications Holdings II LLC, 10.25%, 9/15/10	Caa1/CCC-	4,720,125
	Charter Communications Operating LLC (d),
13,000	8.00%, 4/30/12	B2/B-	13,162,500
14,325	8.375%, 4/30/14	B2/B-	14,629,406
	CSC Holdings, Inc.,
6,300	7.625%, 7/15/18	B2/B+	6,481,125
1,485	7.875%, 2/15/18	B2/B+	1,548,113
5,265	8.125%, 7/15/09, Ser. B	B2/B+	5,475,600
4,000	DirecTV Holdings LLC, 8.375%, 3/15/13	Ba2/BB-	4,165,000
4,750	Iesy Repository GmbH, 10.375%, 2/15/15 (d)	Caa2/CCC+	4,393,750
€6,370	Lighthouse International Co. S.A., 8.00%, 4/30/14 (d)	Aa2/B	8,744,990
$12,000	Rogers Cable, Inc., 8.75%, 5/1/32	Ba2/BB+	14,220,000
€3,735	Telenet Communications NV, 9.00%, 12/15/13 (d)	B2/B-	5,275,410
	Young Broadcasting, Inc.,
$7,300	8.75%, 1/15/14	Caa1/CCC-	6,241,500
1,350	10.00%, 3/1/11	Caa1/CCC-	1,267,313
			148,049,957
Oil & Gas – 8.1%
18,000	Dynegy Holdings, Inc., 8.375%, 5/1/16	B-/B-	18,405,000
	Dynergy-Roseton Danskammer, Inc., pass thru certificates,
5,050	7.27%, 11/8/10, Ser. A	B3/B	5,128,906
25,500	7.67%, 11/8/16, Ser. B	B3/B	26,025,938
	El Paso Corp.,
29,150	7.80%, 8/1/31	B2/B	30,024,500
27,850	8.05%, 10/15/30	B2/B	29,103,250
19,615	El Paso Production Holding Co., 7.75%, 6/1/13	B1/B+	20,154,413
14,325	Ferrellgas L.P., 8.75%, 6/15/12	B2/B-	14,969,625
	Hanover Compressor Co.,
7,585	8.625%, 12/15/10	B3/B	7,926,325
1,550	9.00%, 6/1/14	B3/B	1,650,750
12,028	Hanover Equipment Trust, 8.50%, 9/1/08, Ser. A	B2/B+	12,238,490
4,000	Pogo Producing Co., 7.875%, 5/1/13 (d)	Ba2/B+	4,095,000
14,375	SemGroup L.P., 8.75%, 11/15/15 (d)	B1/NR	14,572,656
3,000	Sonat, Inc., 7.00%, 2/1/18	B2/B	2,925,000
37,726	Williams Cos., Inc., 7.875%, 9/1/21	Ba2/BB-	39,612,300
			226,832,153

6 PIMCO High Income Fund Semi-Annual Report | 9.30.06

PIMCO High Income Fund Schedule of Investments

September 30, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value

Paper/Paper Products – 3.9%
	Abitibi-Consolidated, Inc.,
$6,500	8.375%, 4/1/15	B1/B+	$5,947,500
8,525	8.55%, 8/1/10	B1/B+	8,503,688
14,159	8.85%, 8/1/30	B1/B+	11,964,355
16,250	Bowater Canada Finance, 7.95%, 11/15/11	B1/B+	15,600,000
2,200	Bowater, Inc., 9.375%, 12/15/21	B1/B+	2,167,000
9,500	Cascades, Inc., 7.25%, 2/15/13	Ba3/BB-	9,310,000
	Georgia-Pacific Corp.,
4,550	7.75%, 11/15/29	B2/B	4,390,750
27,775	8.00%, 1/15/24	B2/B	27,497,250
13,750	8.875%, 5/15/31	B2/B	14,368,750
	Verso Paper Holdings LLC (d),
5,700	9.125%, 8/1/14	Aaa/B+	5,764,125
2,300	11.375%, 8/1/16	Aaa/B-	2,294,250
			107,807,668
Printing/Publishing – 2.4%
17,631	Dex Media West LLC, 9.875%, 8/15/13, Ser. B	B2/B	19,129,635
1,000	Hollinger, Inc., 11.875%, 3/1/11 (d)	B3e/NR	915,000
7,000	Nielsen Finance LLC, 10.00%, 8/1/14 (d)	Ba2/CCC+	7,271,250
10,477	Primedia, Inc., 8.875%, 5/15/11	B2/B	10,293,653
25,835	RH Donnelley Corp., 8.875%, 1/15/16	B3/B	26,028,762
2,000	RH Donnelley, Inc., 10.875%, 12/15/12	B2/B	2,210,000
			65,848,300
Real Estate – 1.6%
10,000	B.F. Saul REIT, 7.50%, 3/1/14	B2/BB-	10,200,000
12,400	Bon-Ton Stores, Inc., 10.25%, 3/15/14	B-/B-	12,121,000
8,000	Delhaize America, Inc., 9.00%, 4/15/31	Ba1/BB+	9,411,112
3,900	Grupo Gigante S.A. de C.V., 8.75%, 4/13/16 (d)	NR/BB	3,880,500
9,550	NPC International, Inc., 9.50%, 5/1/14 (d)	Caa1/B-	9,454,500
			45,067,112
Telecommunications – 14.9%
14,075	American Cellular Corp., 10.00%, 8/1/11, Ser. B	B3/CCC	14,813,938
11,555	Centennial Communications Corp., 8.125%, 2/1/14	B3/CCC	11,439,450
31,800	Cincinnati Bell, Inc., 8.375%, 1/15/14	B3/B-	32,277,000
12,000	Citizens Communications Co., 9.00%, 8/15/31	Ba3/BB+	12,930,000
	Hawaiian Telcom Communications, Inc., Ser. B,
12,225	9.75%, 5/1/13 (k)	B3/CCC+	12,622,313
7,000	12.50%, 5/1/15	Caa1/CCC+	7,385,000
19,775	Insight Midwest L.P., 10.50%, 11/1/10	B2/B	20,566,000
	Intelsat Bermuda Ltd. (d),
20,000	9.25%, 6/15/16	B2/B+	21,125,000
18,000	11.25%, 6/15/16	Caa1/B	19,215,000
	Intelsat Subsidiary Holding Co., Ltd.,
3,050	8.25%, 1/15/13	B2/B+	3,103,375
18,250	8.625%, 1/15/15	B2/B+	18,751,875
8,600	Nordic Telephone Co. Holdings ApS, 8.875%, 5/1/16 (d)	B2/B	9,083,750
11,000	Nortel Networks Ltd., 10.125%, 7/15/13 (d)	B1/B-	11,660,000
14,625	PanAmSat Corp., 6.875%, 1/15/28	Ba2/BB	12,943,125
	Qwest Capital Funding, Inc.,
14,200	7.25%, 2/15/11	B3/B	14,271,000
46,500	7.90%, 8/15/10	B3/B	48,011,250

9.30.06 | PIMCO High Income Fund Semi-Annual Report 7

PIMCO High Income Fund Schedule of Investments

September 30, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value

Telecommunications (continued)
	Qwest Communications International, Inc.,
$15,275	7.50%, 2/15/14	B2/B	$15,389,563
23,750	7.50%, 2/15/14, Ser. B	B2/B	23,928,125
	Qwest Corp.,
1,250	7.50%, 6/15/23	Aaa/BB	1,243,750
10,450	8.875%, 3/15/12	B3/BB	11,455,812
3,000	8.875%, 6/1/31	Aaa/BB	3,142,500
18,020	Rural Cellular Corp., 9.875%, 2/1/10	NR/CCC	18,875,950
9,400	Suncom Wireless, Inc., 8.50%, 6/1/13	Caa2/CCC-	8,765,500
12,400	Superior Essex Communications LLC, 9.00%, 4/15/12	B3/B	12,648,000
24,975	Time Warner Telecom Holdings, Inc., 9.25%, 2/15/14	B3/CCC+	26,411,062
13,000	Wind Acquisition Finance S.A., 10.75%, 12/1/15 (d)	B2/B-	14,413,750
9,000	Windstream Corp., 8.625%, 8/1/16 (d)	Ba3/BB-	9,675,000
			416,147,088
Tobacco – 0.7%
18,000	Reynolds American, Inc., 7.75%, 6/1/18 (d)	Caa1/BB	18,884,106
Transportation – 0.3%
	Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.,
2,400	9.375%, 5/1/12	NR/B-	2,556,000
5,000	12.50%, 6/15/12	B3/B-	5,525,000
			8,081,000
Utilities – 4.5%
16,850	AES Corp., 8.75%, 5/15/13 (d)	Ba3/BB-	18,155,875
2,000	Empresa Energetica de Sergipe and Sociedade Anonima de Eletrificaao da Paraiba, 10.50%, 7/19/13 (d)	NR/B+	2,071,430
3,220	Homer City Funding LLC, 8.137%, 10/1/19	Ba2/BB	3,421,250
19,450	Legrand Holding S.A., 8.50%, 2/15/25	Baa3/BB+	22,124,375
	Midwest Generation LLC, pass thru certificates,
16,761	8.30%, 7/2/09, Ser. A	B1/BB-	17,106,333
24,877	8.56%, 1/2/16, Ser. B	B1/BB-	26,447,404
1,500	8.75%, 5/1/34	Ba3/B+	1,608,750
	PSE&G Energy Holdings LLC,
21,500	8.50%, 6/15/11	Ba3/BB-	23,005,000
2,025	10.00%, 10/1/09	Ba3/BB-	2,222,437
3,147	Sithe Independence Funding Corp., 9.00%, 12/30/13, Ser. A	Ba2/B	3,394,546
6,942	South Point Energy Center LLC, 8.40%, 5/30/12 (d)	NR/D	6,772,544
			126,329,944
Waste Disposal – 0.9%
	Allied Waste North America, Inc.,
13,000	7.25%, 3/15/15	B2/BB-	12,967,500
11,823	9.25%, 9/1/12, Ser. B	B2/BB-	12,665,389
			25,632,889
Total Corporate Bonds & Notes (cost-$2,373,851,240)			2,422,601,693

SENIOR LOANS (a) (b) (c) – 3.1%

Building/Construction – 0.2%
£3,000	Grupo Ferrovial S.A., 5.00%, 4/7/11, Term CL (e) (g)		5,573,724
Chemicals – 0.1%
$2,000	Ineos Group Ltd., 7.339%, 10/7/12, Term A		2,011,876

8 PIMCO High Income Fund Semi-Annual Report | 9.30.06

PIMCO High Income Fund Schedule of Investments

September 30, 2006 (unaudited) (continued)

Principal Amount (000)		Value

Containers & Packaging – 0.3%
	JSG Packaging,
€431	5.562%, 1/12/13, Term B	$549,658
€324	5.65%, 1/12/13, Term B	413,382
€1,049	5.741%, 11/29/13, Term B (g)	1,338,191
€287	5.754%, 1/12/13, Term B	366,439
€559	5.835%, 1/12/13, Term B (g)	712,887
€431	6.062%, 1/12/14, Term C	549,658
€287	6.09%, 1/12/14, Term C	366,439
€324	6.15%, 1/12/14, Term C	413,381
€1,049	6.241%, 11/29/14, Term C (g)	1,341,931
€559	6.335%, 1/12/14, Term C (g)	714,878
$750	7.882%, 11/29/13, Term B (g)	755,052
750	8.382%, 11/29/14, Term C (g)	755,052
		8,276,948
Financial Services – 0.1%
€1,200	UPC Holding BV, 7.75%, 1/15/14	1,463,096
Healthcare & Hospitals – 0.3%
$9,476	HealthSouth Corp., 8.58%, 2/2/13	9,522,314
Oil & Gas – 0.7%
20,000	Ferrellgas L.P., 8.87%, 8/1/09 (g)	20,882,827
Recreation – 0.2%
	Amadeus Global Travel,
€2,699	5.628%, 4/8/12, Term A	3,417,948
$1,250	8.117%, 4/8/13, Term B	1,259,801
1,250	8.617%, 4/8/14, Term C	1,264,631
		5,942,380
Telecommunications – 1.0%
	Nordic Telephone,
€5,000	8.25%, 5/1/16	6,872,117
€2,300	8.25%, 5/1/16 (d)	3,161,174
	Nordic Telephone Co. Holdings ApS,
€3,200	5.536%, 11/30/14, Term B	4,092,460
€3,200	6.036%, 11/30/14, Term C	4,109,859
$2,000	NTL Investment Holdings, Inc., 7.305%, 1/6/13, Term B (e)	2,009,062
	Weather Investments SARL (e),
€3,000	5.505%, 6/17/12, Term A	3,796,448
€1,500	5.634%, 6/17/13, Term B	1,904,875
€1,500	6.134%, 6/17/14, Term C	1,914,375
		27,860,370
Wholesale – 0.2%
	Roundy’s, Inc., Term B
$2,462	8.39%, 10/27/11	2,486,098
2,500	8.44%, 10/27/11	2,523,957
		5,010,055
Total Senior Loans (cost-$84,659,115)		86,543,590

9.30.06 | PIMCO High Income Fund Semi-Annual Report 9

PIMCO High Income Fund Schedule of Investments

September 30, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)*	Value
MUNICIPAL BONDS – 0.6%

California – 0.6%
	Los Angeles Community Redevelopement Agency Rev., Ser. H,
$200	8.25%, 9/1/07	NR/NR	$199,306
725	9.00%, 9/1/12	NR/NR	748,911
1,160	9.75%, 9/1/17	NR/NR	1,239,854
1,375	9.75%, 9/1/22	NR/NR	1,467,675
2,170	9.75%, 9/1/27	NR/NR	2,305,885
3,480	9.75%, 9/1/32	NR/NR	3,691,271
	San Diego Redevelopement Agency., Tax Allocation,
1,785	6.59%, 11/1/13	Baa3/NR	1,764,098
1,435	7.49%, 11/1/18	Baa3/NR	1,476,816
1,885	7.74%, 11/1/21	Baa3/NR	1,923,793
Total Municipal Bonds (cost-$14,699,584)			14,817,609

PREFERRED STOCK – 0.9%

Shares

Financial Services – 0.9%
24,700	Fresenius Medical Care Capital Trust II, 7.875%, UNIT	B1/B+	25,194,000
Telecommunications – 0.0%
155,565	Superior Essex Holding Corp., 9.50%, Ser. A	NR/NR	124,452
Total Preferred Stock (cost-$26,157,273)			25,318,452

SHORT-TERM INVESTMENTS – 8.9%

Principal Amount (000)

Sovereign Debt Obligations (e) – 4.6%
Germany – 4.6%
€103,000	Bundesschatzanweisungen, 2.50%, 3/23/07 (cost-$130,467,421)	Aaa/AAA	129,905,423

Commercial Paper – 1.8%
Financial Services – 1.8%
$28,300	Danske Corp., 5.27%, 12/27/06	P-1/A-1+	27,934,081
22,000	UBS Finance LLC, 5.245%, 1/8/07	P-1/A-1+	21,677,700
Total Commercial Paper (cost-$49,622,254)			49,611,781

U.S. Treasury Bills (i) – 0.9%
26,350	4.615%-4.87%, 11/30/06-12/14/06 (cost-$26,095,272)		26,061,431

Corporate Bonds & Notes – 0.4%
Financial Services – 0.4%
10,000	Bombardier Capital, Inc., 7.09%, 3/30/07, Ser. AI (a) (b)	NR/NR	10,054,000
Telecommunications – 0.0%
851	Calpoint Receivable Structured Trust, 7.44%, 12/10/06 (d)	B3/NR	857,206
Total Corporate Bonds & Notes (cost-$10,864,641)			10,911,206

10 PIMCO High Income Fund Semi-Annual Report | 9.30.06

PIMCO High Income Fund Schedule of Investments

September 30, 2006 (unaudited) (continued)

Principal Amount (000)		Value
Repurchase Agreements – 1.2%
$28,000	Lehman Brothers Holdings, dated 9/29/06, 5.05%, due 10/2/06, proceeds $28,011,783; collateralized by U.S. Treasury Bonds, 5.375%, due 2/15/31, valued at $28,196,304 including accrued interest	$28,000,000
4,803	State Street Bank & Trust Co., dated 9/29/06, 4.90%, due 10/2/06, proceeds $4,804,961; collateralized by U.S. Treasury Notes, 4.875%, due 4/30/11, valued at $4,903,594 including accrued interest	4,803,000
Total Repurchase Agreements (cost-$32,803,000)		32,803,000
Total Short-Term Investments (cost-$249,852,588)		249,292,841

OPTIONS PURCHASED (j) – 0.0%

Contracts/ Notional

Put Options – 0.0%
	Eurodollar Futures, Chicago Mercantile Exchange,
1,346	strike price $90.25, expires 9/17/07	8,412
1,483	strike price $91.25, expires 6/18/07	9,269
1,544	strike price $91.75, expires 3/19/07	9,650
55	strike price $93, expires 12/18/06	344
408	strike price $93.25, expires 12/18/06	2,550
Total Options Purchased (cost-$45,942)		30,225

Total Investments before options written (cost-$2,749,265,742) – 100.2%		2,798,604,410

OPTIONS WRITTEN (j) – (0.2)%

Call Options – (0.1)%
	Swap Option 3 month LIBOR, Over the Counter,
21,400,000	strike rate 4.60%, expires 1/2/07	(10,422)
	U.S. Treasury Bond Futures, Chicago Board of Trade,
2,088	strike price $115, expires 2/23/07	(1,729,125)
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
1,752	strike price $111, expires 2/23/07	(492,750)
		(2,232,297)

Put Options – (0.1)%
	Swap Option 3 month LIBOR, Over the Counter,
21,400,000	strike rate 5.90%, expires 1/2/07	(6,420)
	U.S. Treasury Bond Futures, Chicago Board of Trade,
2,088	strike price $110, expires 2/23/07	(1,892,250)
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
2,250	strike price $105, expires 11/21/06	(70,312)
1,752	strike price $106, expires 2/23/07	(684,375)
		(2,653,357)
Total Options Written (premiums received-$5,689,025)		(4,885,654)

Total Investments net of options written (cost-$2,743,576,717) – 100.0%		$2,793,718,756

9.30.06 | PIMCO High Income Fund Semi-Annual Report 11

PIMCO High Income Fund Schedule of Investments

September 30, 2006 (unaudited) (continued)

Notes to Schedule of Investments:

(a)   Private Placement. Restricted as to resale and may not have a readily available market.

(b)   Illiquid security.

(c)   These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.

(d)   144A Security–Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)   Delayed-delivery security. To be settled/delivered after September 30, 2006.

(f)    Security in default.

(g)   Fair-valued security. Securities with an aggregate value of $136,595,313, which represents 4.89% of total investments, have been fair valued.

(h)   Credit-linked trust certificate.

(i)    All or partial amount segregated as collateral for futures contracts and/or written options.

(j)    Non-income producing.

(k)   All or partial amount segregated as collateral for reverse repurchase agreements.

Glossary:
	£-	British Pound Sterling
	€-	Euros
LIBOR	-	London Inter-Bank Offered Rate
NR	-	Not Rated
REIT	-	Real Estate Investment Trust
UNIT	-	More than one class of securities traded together.
VRN	-	Variable Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2006.

12 PIMCO High Income Fund Semi-Annual Report | 9.30.06 | See accompanying Notes to Financial Statements.

PIMCO High Income Fund Statement of Assets and Liabilities

September 30, 2006 (unaudited)

Assets:
Investments, at value (cost-$2,749,265,742)	$2,798,604,410
Cash (including foreign currency of $19,890,682 with a cost of $19,890,731)	23,400,406
Receivable for investments sold	231,038,055
Unrealized appreciation on swaps	158,149,919
Interest receivable	55,098,012
Premium for swaps purchased	49,455,256
Premium receivable for swaps written	1,739,612
Unrealized appreciation of forward foreign currency contracts	204,603
Prepaid expenses	91,612
Total Assets	3,317,781,885

Liabilities:
Payable for investments purchased	379,820,868
Unrealized depreciation on swaps	165,618,006
Due to broker for sold reverse repurchase agreements	74,100,000
Payable for reverse repurchase agreements	47,175,000
Premium payable for swaps written	37,605,430
Dividends payable to common and preferred shareholders	16,026,504
Options written, at value (premiums received - $5,689,025)	4,885,654
Investment management fees payable	1,490,818
Interest payable on reverse repurchase agreements	1,452,565
Unrealized depreciation of forward foreign currency contracts	1,182,011
Accrued expenses	470,287
Payable for variation margin on futures contracts	387,863
Premium payable for swaps purchased	260,997
Total Liabilities	730,476,003
Preferred shares ($25,000 net asset and liquidation value per share applicable to an aggregate of 36,000 shares issued and outstanding)	900,000,000
Net Assets Applicable to Common Shareholders	$1,687,305,882

Composition of Net Assets Applicable to Common Shareholders:
Common Stock:
Par value ($0.00001 per share, applicable to 114,943,917 shares issued and outstanding)	$1,149
Paid-in-capital in excess of par	1,635,602,665
Dividends in excess of net investment income	(11,316,711)
Accumulated net realized gain	17,762,073
Net unrealized appreciation of investments, futures contracts, options written, swaps and foreign currency transactions	45,256,706
Net Assets Applicable to Common Shareholders	$1,687,305,882
Net Asset Value Per Common Share	$14.68

See accompanying Notes to Financial Statements. | 9.30.06 | PIMCO High Income Fund Semi-Annual Report 13

PIMCO High Income Fund Statement of Operations

For the six months ended September 30, 2006 (unaudited)

Investment Income:
Interest (net of foreign withholding taxes of $5,205)	$107,163,102
Dividends	979,952
Facility and other fee income	646,209
Total Investment Income	108,789,263

Expenses:
Investment management fees	9,066,983
Interest expense on reverse repurchase agreements	1,764,446
Auction agent fees and commissions	1,139,249
Custodian and accounting agent fees	275,858
Shareholder communications	147,891
Legal fees	75,225
Trustees’ fees and expenses	74,859
Audit and tax services	52,146
New York Stock Exchange listing fees	52,007
Insurance expense	26,696
Transfer agent fees	18,237
Investor relations	14,046
Miscellaneous	16,298
Total expenses	12,723,941
Less: custody credits earned on cash balances	(51,289)
Net expenses	12,672,652

Net Investment Income	96,116,611

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	14,901,213
Futures contracts	(8,971,746)
Options written	199,462
Swaps	12,763,624
Foreign currency transactions	(8,311,823)
Net change in unrealized appreciation/depreciation of:
Investments	(21,349,294)
Futures contracts	7,784,166
Options written	(563,162)
Swaps	(7,810,118)
Foreign currency transactions	1,814,074
Net realized and change in unrealized loss on investments, futures contracts, options written, swaps and foreign currency transactions	(9,543,604)
Net Increase in Net Assets Resulting from Investment Operations	86,573,007

Dividends and Distributions on Preferred Shares from:
Net investment income	(20,930,718)
Net realized gains	(1,265,236)
Total dividends and distributions on preferred shares	(22,195,954)
Net Increase in Net Assets Applicable to Common Shareholders Resulting from Investment Operations	$64,377,053

14 PIMCO High Income Fund Semi-Annual Report | 9.30.06 | See accompanying Notes to Financial Statements.

PIMCO High Income Fund Statement of Changes in Net Assets
 Applicable to Common Shareholders

	Six Months ended September 30, 2006 (unaudited)	Year ended March 31, 2006
Investment Operations:
Net investment income	$ 96,116,611	$189,307,177
Net realized gain on investments, futures contracts, options written, swaps and foreign currency transactions	10,580,730	30,431,259
Net change in unrealized appreciation/depreciation of investments, futures contracts, options written, swaps, unfunded loan commitments and foreign currency transactions	(20,124,334)	(14,766,722)
Net increase in net assets resulting from investment operations	86,573,007	204,971,714

Dividends and Distributions on Preferred Shares from:
Net investment income	(20,930,718)	(32,793,903)
Net realized gains	(1,265,236)	(380,097)
Total dividends and distributions to preferred shareholders	(22,195,954)	(33,174,000)
Net increase in net assets applicable to common shareholders resulting from investment operations	64,377,053	171,797,714

Dividends and Distributions to Common Shareholders from:
Net investment income	(83,917,556)	(166,003,982)
Net realized gains	(19,872,654)	(5,426,890)
Total dividends and distributions to common shareholders	(103,790,210)	(171,430,872)

Capital Share Transactions:
Reinvestment of dividends and distributions	6,616,412	3,476,807
Total increase (decrease) in net assets applicable to common shareholders	(32,796,745)	3,843,649

Net Assets Applicable to Common Shareholders:
Beginning of period	1,720,102,627	1,716,258,978
End of period (including dividends in excess of net investment income of $(11,316,711) and $(2,585,048), respectively)	$1,687,305,882	$1,720,102,627

Common Shares Issued in Reinvestment of Dividends and Distributions	448,585	232,168

See accompanying Notes to Financial Statements. | 9.30.06 | PIMCO High Income Fund Semi-Annual Report 15

PIMCO High Income Fund Notes to Financial Statements

September 30, 2006 (unaudited)

1. Organization and Significant Accounting Policies

PIMCO High Income Fund (the “Fund”), was organized as a Massachusetts business trust on February 18, 2003. Prior to commencing operations on April 30, 2003, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company registered under the Investment Company Act of 1940 and the rules and regulations there under, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Fund’s Investment Manager and is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, majority-owned subsidiary of Allianz SE, a publicly traded insurance and financial services company. The Fund has an unlimited amount of $0.00001 par value common stock authorized.

The Fund’s investment objective is to seek high current income. Capital appreciation is a secondary objective. The Fund attempts to achieve these objectives by investing in a diversified portfolio of U.S. dollar-denominated debt obligations and other income-producing securities that are primarily rated below investment grade.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Fund management has recently begun to evaluate the application of the Interpretation, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund’s financial statements.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Funds are in the process of reviewing the Standard against its current valuation policies to determine future applicability.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the Fund:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund’s investments in senior floating rate loans (“Senior Loans”) for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair value pursuant to guidelines established by the Board of Trustees. Such guidelines include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions

16 PIMCO High Income Fund Semi-Annual Report | 9.30.06

PIMCO High Income Fund Notes to Financial Statements

September 30, 2006 (unaudited)

1. Organization and Significant Accounting Policies (continued)

affecting the fair value of the Senior Loan. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. At September 30, 2006, no Senior Loans were fair valued. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Facility fees and other fees (such as origination fees) received by the Fund are amortized as income over the expected term of the senior loan. Commitment fees received by the Fund relating to unfunded purchase commitments are deferred and amortized to facility fee income over the period of the commitment.

(c) Federal Income Taxes

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(d) Dividends and Distributions — Common Stock

The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as dividends and/or distributions of paid-in capital in excess of par.

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to the treatment of amounts received under swap agreements. For the six months ended September 30, 2006, the Fund received $9,761,316 from swap agreements, which are treated as net realized gain (loss) for financial statement purposes and as net income (loss) for federal income tax purposes.

(e) Foreign Currency Translation

The Fund’s accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

9.30.06 | PIMCO High Income Fund Semi-Annual Report 17

PIMCO High Income Fund Notes to Financial Statements

September 30, 2006 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(f) Futures Contracts

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contracts, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized appreciation or depreciation. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(g) Option Transactions

The Fund may purchase and write (sell) put and call options for hedging purposes, risk management purposes or as a part of its investment strategy. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing a security at a price different from the current market.

(h) Interest Rate/Credit Default Swaps

The Fund enters into interest rate and credit default swap contracts (“swaps”) for investment purposes, to manage its interest rate and credit risk or to add leverage.

As a seller in the credit default swap contract, the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as realized gain (loss).

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and recorded as realized gain (loss).

Interest rate swap agreements involve the exchange by the Fund with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net periodic payments received by the Fund are included as part of realized gain (loss) and or change in unrealized appreciation/depreciation on the Statement of Operations.

Swaps are marked to market daily based upon quotations from brokers or market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the

18 PIMCO High Income Fund Semi-Annual Report | 9.30.06

PIMCO High Income Fund Notes to Financial Statements

September 30, 2006 (unaudited)

1. Organization and Significant Accounting Policies (continued)

agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

(i) Senior Loans

The Fund purchases assignments of Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, the Fund succeeds all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

(j) Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Fund may also enter these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(k) Credit-Linked Trust Certificates

The Fund may purchase credit-linked trust certificates. Credit-linked trust certificates are investments in a limited purpose trust or other vehicle formed under state law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market.

Similar to an investment in a bond, investments in credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests.

(l) Repurchase Agreements

The Fund enters into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

(m) Reverse Repurchase Agreements

The Fund enters into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank or broker-dealer and agrees to repurchase the securities at a mutually agreed date and price. Generally, the

9.30.06 | PIMCO High Income Fund Semi-Annual Report 19

PIMCO High Income Fund Notes to Financial Statements

September 30, 2006 (unaudited)

1. Organization and Significant Accounting Policies (continued)

effect of such a transaction is that the Fund can recover and reinvest all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash. Unless the Fund covers its positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), its obligations under the agreements will be subject to the Fund’s limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. At September 30, 2006, the Fund had reverse repurchase agreements outstanding of $47,175,000. The weighted average daily balance of reverse repurchase agreements outstanding for the six months ended September 30, 2006 was $83,667,966 at a weighted average interest rate of 4.15%.

(n) When-Issued/Delayed-Delivery Transactions

The Fund may purchase or sell securities on a when-issued or delayed-delivery basis. The transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security on a delayed-delivery basis is sold, the Fund does not participate in future gains and losses with respect to the security.

(o) Custody Credits on Cash Balances

The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

2. Investment Manager/Sub-Adviser

The Fund has entered into an Investment Management Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Fund’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 0.70% of the Fund’s average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding.

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the “Sub-Adviser”), to manage the Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all the Fund’s investment decisions. The Investment Manager and not the Fund pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services, at an annual rate of 0.3575% of the Fund’s average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding, for the period from commencement of operations through April 30, 2008, and at an annual rate of 0.50% of average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding, thereafter.

3. Investment in Securities

For the six months ended September 30, 2006, purchases and sales of investments, other than short-term securities, were $1,094,098,351 and $1,141,143,426, respectively.

20 PIMCO High Income Fund Semi-Annual Report | 9.30.06

PIMCO High Income Fund Notes to Financial Statements

September 30, 2006 (unaudited)

3. Investment in Securities (continued)

(a) Futures contracts outstanding at September 30, 2006:

Type		Notional Amount (000)	Expiration Date	Unrealized Appreciation
Long:	Financial Future Euro—90 day	$513,250	12/17/07	$ 772,784
	Financial Future Euro—90 day	430,500	3/17/08	496,187
	Financial Future Euro—90 day	267,750	6/16/08	56,475
	Financial Future Euro—90 day	285,250	9/15/08	284,530
	Financial Future Euro—90 day	123,250	12/15/08	390,887
	Financial Future Euro—90 day	17,500	3/16/09	57,750
	Financial Future Euro—90 day	17,500	6/15/09	58,625
				$2,117,238

(b) Transactions in options written for the six months ended September 30, 2006:

	Contracts/ Notional	Premiums
Options outstanding, March 31, 2006	58,607,211	$ 2,490,254
Options written	36,412	11,319,123
Options terminated in closing transactions	(15,833,693)	(8,120,352)
Options outstanding, September 30, 2006	42,809,930	$ 5,689,025

(c) Credit default swaps contracts outstanding at September 30, 2006:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Fixed Payments Received by Fund	Unrealized Appreciation (Depreciation)
Bank of America
Abitibi-Consolidated	$ 3,000	3/20/07	2.20%	$ 13,845
AES Corp.	1,000	12/20/07	1.50%	11,631
ArvinMeritor	3,000	3/20/07	2.35%	9,283
Bombardier	3,000	12/20/06	1.75%	7,874
Celestica	5,000	6/20/11	2.40%	(67,965)
Ford Motor Credit	10,000	12/20/06	4.75%	107,789
Williams Cos.	2,000	12/20/07	1.25%	16,474
Barclays Bank
Republic of Brazil	5,000	10/20/11	1.48%	31,946
Bear Stearns
Cable Systems Corp.	3,000	12/20/07	2.15%	64,606
Georgia-Pacific Corp.	1,500	12/20/07	0.82%	(305)
MGM Mirage	3,500	9/20/09	1.92%	78,299
Royal Caribbean Cruises	3,500	9/20/07	1.50%	35,787
Citigroup
Allied Waste Industries	3,500	9/20/07	2.18%	47,415
Crown Cork	3,500	9/20/07	2.38%	54,337
Ford Motor Credit	5,000	9/20/07	2.00%	8,743
Owens-Brockway	7,000	9/20/07	2.05%	50,312
Starwood Hotels & Resorts Worldwide	3,500	9/20/07	1.20%	26,358

9.30.06 | PIMCO High Income Fund Semi-Annual Report 21

PIMCO High Income Fund Notes to Financial Statements

September 30, 2006 (unaudited)

3. Investment in Securities (continued)

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Fixed Payments Received by Fund	Unrealized Appreciation (Depreciation)
Deutsche Bank
Dow Jones CDX High Yield	$125,000	12/20/11	3.25%	$ (189,633)
Russian Federation	15,000	6/20/07	0.44%	36,977
SoftBank Corp.	¥308,000	9/20/07	2.30%	3,788
Goldman Sachs
HCA	$ 1,000	12/20/07	0.75%	(346)
Starwood Hotels & Resorts Worldwide	1,000	12/20/07	1.10%	7,858
JP Morgan Chase
AES Corp.	3,500	9/20/07	2.15%	57,513
Bowater	3,000	3/20/07	1.60%	8,022
Electronic Data	1,000	12/20/07	1.30%	14,750
Smurfit-Stone Container Corp.	4,700	12/20/09	2.30%	(3,230)
Lear Corp.	5,000	3/20/07	7.50%	136,159
Lehman Securities
ArvinMeritor	3,000	12/20/09	2.35%	(98,415)
Ford Motor Credit	4,000	9/20/07	2.15%	12,190
NRG Energy	5,000	9/20/11	2.25%	50,454
Merrill Lynch
AES Corp.	8,000	6/20/07	0.95%	28,282
Morgan Stanley
Gazprom Capital	13,000	4/20/11	1.05%	104,224
Georgia-Pacific Corp.	5,000	12/20/09	1.15%	(56,406)
Royal Bank of Scotland
GMAC	25,000	3/20/07	5.00%	513,702
UBS AG
Ford Motor Credit	2,500	12/20/06	5.00%	28,557
				$1,150,875

(d) Interest rate swap agreements outstanding at September 30, 2006:

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)
Deutsche Bank	$ 207,200	12/19/08	3 month LIBOR	5.00%	$ (23,082)
Deutsche Bank	£ 400	9/15/10	6 month LIBOR	5.00%	(2)
Goldman Sachs	$ 39,400	12/19/08	3 month LIBOR	5.00%	(11,643)
Goldman Sachs	1,800,000	6/21/26	6.00%	3 month LIBOR	(117,572,400)
Goldman Sachs	1,800,000	6/21/26	3 month LIBOR	6.00%	118,654,648
Lehman Securities	33,100	12/20/16	5.00%	3 month LIBOR	(981,951)
UBS AG	8,700	12/19/08	3 month LIBOR	5.00%	(2,394)
UBS AG	400,000	7/20/16	5.10%	3 month LIBOR	(5,793,070)
UBS AG	400,000	7/20/16	3 month LIBOR	6.45%	3,681,336
UBS AG	685,000	6/21/25	5.70%	3 month LIBOR	(40,817,164)
UBS AG	680,000	6/21/25	3 month LIBOR	5.70%	34,246,760
					$ (8,618,962)

LIBOR—London Inter-bank Offered Rate

¥—Japanese Yen

22 PIMCO High Income Fund Semi-Annual Report | 9.30.06

PIMCO High Income Fund Notes to Financial Statements

September 30, 2006 (unaudited)

3. Investment in Securities (continued)

The Fund received $6,750,000 par value in U.S. Treasury Bills as collateral for swap contracts.

(e) Forward foreign currency contracts outstanding at September 30, 2006:

		U.S. $ Value Origination Date	U.S. $ Value September 30, 2006	Unrealized Appreciation (Depreciation)
Purchased:	€ 4,515,000 settling 10/31/06	$ 5,743,640	$ 5,729,927	$ (13,713)
	¥ 4,423,139,000 settling 11/15/06	38,885,658	37,717,360	(1,168,298)
Sold:	€ 54,660,000 settling 10/31/06	69,572,888	69,368,285	204,603
				$ (977,408)

(f) Open reverse repurchase agreements at September 30, 2006:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Par
Lehman Securities	1.00%	5/26/06	5/26/08	$ 4,904,878	$ 4,887,500
	2.00%	9/8/06	4/25/08	4,593,362	4,587,500
	4.50%	6/26/06	6/26/08	38,157,113	37,700,000
					$47,175,000

Collateral for open reverse repurchase agreements at September 30, 2006 as reflected in the schedule of investments:

Counterparty	Description	Rate	Maturity Date	Par	Value
Lehman Securities	American Airlines, Inc.	8.608%	10/1/12	$ 5,000,000	$ 5,184,375
	Hawaiian Telcom Communications, Inc.	9.75%	5/1/13	5,000,000	5,162,500
	Targeted Return Index Securities Trust	7.548%	5/1/16	40,000,000	40,085,440
					$50,432,315

4. Income Tax Information

The cost basis of portfolio securities of $2,749,265,742 for federal income tax purposes is substantially the same for both federal income tax purposes and financial reporting purposes. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $76,387,015; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $27,048,347; net unrealized appreciation for federal income tax purposes is $49,338,668.

5. Auction Preferred Shares

The Fund has issued 7,200 shares of Preferred Shares Series M, 7,200 shares of Preferred Shares Series T, 7,200 shares of Preferred Shares Series W, 7,200 shares of Preferred Shares Series TH and 7,200 shares of Preferred Shares Series F each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends and distributions of net realized long-term capital gains, if any, are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures.

9.30.06 | PIMCO High Income Fund Semi-Annual Report 23

PIMCO High Income Fund Notes to Financial Statements

September 30, 2006 (unaudited)

5. Auction Preferred Shares (continued)

For the six months ended September 30, 2006, the annualized dividend rate ranged from:

	High	Low	At September 30, 2006
Series M	5.16%	4.50%	5.06%
Series T	5.23%	4.50%	5.10%
Series W	5.26%	4.50%	5.20%
Series TH	5.26%	4.60%	5.20%
Series F	5.15%	4.60%	4.99%

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote together with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

6. Subsequent Common Dividend Declarations

On October 2, 2006, a dividend of $0.121875 per share was declared to common shareholders payable November 1, 2006 to shareholders of record on October 12, 2006.

On November 1, 2006, a dividend of $0.121875 per share was declared to common shareholders payable December 1, 2006 to shareholders of record on November 13, 2006.

7. Legal Proceedings

In June and September 2004, the Investment Manager, certain of its affiliates (including Allianz Global Investors Distributors LLC and PEA Capital LLC) and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the “Commission”), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. Two settlements (with the Commission and New Jersey) related to an alleged “market timing” arrangement in certain open-end funds sub-advised by PEA Capital LLC. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance “shelf-space” arrangements with broker-dealers for open-end funds. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf space. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf space arrangements, and consented to cease and desist orders and censures. The settling parties did not admit or deny the findings in these settlements. None of the settlements allege that any inappropriate activity took place with respect to the Fund.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern market timing and have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern revenue sharing and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits generally relate to the same allegations that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts, restitution, and waiver of or return of certain sales charges paid by open-end fund shareholders.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory activities relating to the Fund.

The foregoing speaks only as of the date hereof.

8. Corporate Changes

On September 12, 2006, the Fund’s Board of Trustees appointed William B. Ogden IV as a class I Trustee. On October 10, 2006, David C. Flattum, an interested Trustee, resigned as a Class III Trustee.

24 PIMCO High Income Fund Semi-Annual Report | 9.30.06

PIMCO High Income Fund Financial Highlights

For a share of common stock outstanding throughout each period

	For the Six Months ended September 30, 2006		Year Ended			April 30, 2003* through
	(unaudited)		March 31, 2006		March 31, 2005	March 31, 2004

Net asset value, beginning of period	$15.02		$15.02		$15.45	$14.33	**
Investment Operations:
Net investment income	0.84		1.66		1.65	1.28
Net realized and unrealized gain (loss) on investments, futures contracts, options written, swaps, unfunded loan commitments and foreign currency transactions	(0.09)		0.13		0.03	1.23
Total from investment operations	0.75		1.79		1.68	2.51
Dividends and Distributions on Preferred Shares from:
Net investment income	(0.18)		(0.29)		(0.14)	(0.07)
Net realized gains	(0.01)		(0.00	)(a)	(0.01)	—
Total dividends and distributions on preferred shares	(0.19)		(0.29)		(0.15)	(0.07)
Net increase in net assets applicable to common shareholders resulting from investment operations	0.56		1.50		1.53	2.44
Dividends and Distributions to Common Shareholders from:
Net investment income	(0.73)		(1.46)		(1.51)	(1.22)
Net realized gains	(0.17)		(0.04)		(0.45)	—
Total dividends and distributions to common shareholders	(0.90)		(1.50)		(1.96)	(1.22)
Capital Share Transactions:
Common stock offering costs charged to paid-in capital in excess of par	—		—		—	(0.01)
Preferred shares offering costs/ underwriting discounts charged to paid-in capital in excess of par	—		—		—	(0.09)
Total capital share transactions	—		—		—	(0.10)
Net asset value, end of period	$14.68		$15.02		$15.02	$15.45
Market price, end of period	$15.75		$15.07		$14.08	$14.78
Total Investment Return (1)	11.03%		18.35%		8.81%	7.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$1,687,306		$1,720,103		$1,716,259	$1,765,102
Ratio of expenses to average net assets (2)(3)	1.51	%(4)	1.28%		1.26%	1.18	%(4)
Ratio of expenses to average net assets, excluding interest expense (2)(3)	1.30	%(4)	1.27%		1.26%	1.18	%(4)
Ratio of net investment income to average net assets (2)	11.39	%(4)	11.02%		10.68%	9.34	%(4)
Preferred shares asset coverage per share	$71,844		$72,762		$72,662	$74,024
Portfolio turnover	42%		65%		40%	73%

*      Commencement of operations.

**   Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.

(a)   Less than $0.005 per common share.

(1)   Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)   Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)   Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(o) in Notes to Financial Statements).

(4)   Annualized.

See accompanying Notes to Financial Statements.| 9.30.06 | PIMCO High Income Fund Semi-Annual Report 25

PIMCO High Income Fund
Matters Relating to the Trustees Consideration of the Investment Management and
Portfolio Management Agreements (unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“Independent”) Trustees, voting separately, approve the Fund’s Management Agreements (the “Advisory Agreements”) with the Investment Manager and Portfolio Management Agreements (the “Sub-Advisory Agreements”, and together with the Advisory Agreements, (the “Agreements”) between the Investment Manager and the Sub-Adviser. The Trustees met on June 20 and 21, 2006 (the “Contract Review Meeting”) for the specific purpose of considering whether to approve the Advisory Agreements and the Sub-Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the Independent Trustees, concluded that the Fund’s Advisory Agreements and the Sub-Advisory Agreements should be approved for a one-year period commencing July 1, 2006.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager and the Sub-Adviser under the Agreements.

In connection with their contract review meeting, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Analytical Services Inc. (“Lipper Inc.”) on the total return investment performance (based on net assets) of the Fund for various time periods and the investment performance of a group of funds with substantially similar investment classifications/objectives identified by Lipper Inc., (ii) information provided by Lipper Inc. on the Fund’s management fees and other expenses and the management fees and other expenses of comparable funds identified by Lipper Inc., (iii) information regarding the investment performance and management fees of comparable portfolios of other clients of the Sub-Adviser, including institutional separate accounts and other clients, (iv) the profitability to the Investment Manager from its relationship with the Fund for the twelve months ended March 31, 2006, (v) descriptions of various functions performed by the Investment Manager and the Sub-Adviser for the Fund, such as portfolio management, compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Adviser, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Fund.

The Trustees’ conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

As part of their review, the Trustees examined the Investment Manager’s and the Sub-Adviser’s abilities to provide high quality investment management and other services to the Fund. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Adviser; the experience of key advisory personnel of the Sub-Adviser responsible for portfolio management of the Fund; the ability of the Investment Manager and the Sub-Adviser to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and the Sub-Adviser; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Investment Manager’s and the Sub-Adviser’s services with respect to regulatory compliance and compliance with the investment policies of the Fund; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Fund; and conditions that might affect the Investment Manager’s or the Sub-Adviser’s ability to provide high quality services to the Fund in the future under the Agreements, including each organization’s respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Adviser’s investment process, research capabilities and philosophy were well suited to the Fund given their investment objectives and policies, and that the Investment Manager and the Sub-Adviser would be able to continue to meet any reasonably foreseeable obligations under the Agreements.

26 PIMCO High Income Fund Semi-Annual Report | 9.30.06

PIMCO High Income Fund
Matters Relating to the Trustees Consideration of the Investment Management and
Portfolio Management Agreements (unaudited) (continued)

Based on information provided by Lipper Inc., the Trustees also reviewed the Fund’s total return investment performance as well as the performance of comparable funds identified by Lipper Inc. In the course of their deliberations, the Trustees took into account information provided by the Investment Manager in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.

In assessing the reasonableness of the Fund’s fees under the Agreements, the Trustees considered, among other information, the Fund’s management fee and the total expense ratio as a percentage of average net assets attributable to common shares and the management fee and total expense ratios of comparable funds identified by Lipper Inc.

The Trustees specifically took note of how the Fund compared to its Lipper Inc. peers as to performance and other expenses. The Trustees noted that while the Fund is not charged a separate administration fee, it was not clear whether the peer funds in the Lipper Inc. categories were charged such a fee by their investment managers. Thus, the Trustees, at the recommendation of the Investment Manager, considered the total expenses of the Fund compared to the total expenses of the peer funds, recognizing that the fees for management and administrative services would be subsumed within the total expense ratio.

The Trustees noted that the Fund outperformed its peer median and average group for the period ended April 30, 2006, but underperformed its peer median and average group for the three-years ended April 30, 2006. The Trustees also noted the Fund’s expense ratio was significantly below the average and median for its peer group.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that they were satisfied with the Investment Manager’s and the Sub-Adviser’s responses and efforts relating to investment performance and the comparative positioning of each Fund with respect to the management fee paid to the Investment Manager.

The Trustees also considered the management fees charged by the Sub-Adviser to other clients, including institutional separate accounts with investment strategies similar to those of the Fund. Regarding the institutional separate accounts, they noted that the management fees paid by the Fund are generally higher than the fees paid by other clients of the Sub-Adviser, but were advised that the administrative burden for the Investment Manager and the Sub-Adviser with respect to the Fund is also relatively higher, due in part to the more extensive regulatory regime to which the Fund is subject in comparison to institutional separate accounts. The Trustees noted that the management fees paid by the Fund are generally higher than the fees paid by the open-end funds but were advised that there are additional portfolio management challenges in managing the Fund, such as the use of leverage and meeting a regular dividend.

The Trustees also took into account that the Fund has preferred shares outstanding, which increases the amount of fees received by the Investment Manager and the Sub-Adviser under the Agreements (because the fees are calculated based on the Fund’s total managed assets, including assets attributable to preferred shares and other forms of leverage outstanding). In this regard, the Trustees took into account that the Investment Manager and the Sub-Adviser have a financial incentive for the Fund to continue to have preferred shares outstanding, which may create a conflict of interest between the Investment Manager and the Sub-Adviser, on the one hand, and each Fund’s common shareholders, on the other. In this regard, the Trustees considered information provided by the Investment Manager and the Sub-Adviser indicating that each Fund’s use of leverage through preferred shares continues to be appropriate and in the interests of the Fund’s common shareholders.

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the profitability of the Investment Manager from its relationship with each Fund and determined that such profitability was not excessive.

The Trustees also took into account that, as a closed-end investment company, the Fund do not currently intend to raise additional assets, so the assets of the Fund will grow (if at all) only through the investment performance of each

9.30.06 | PIMCO High Income Fund Semi-Annual Report 27

PIMCO High Income Fund
Matters Relating to the Trustees Consideration of the Investment Management and
Portfolio Management Agreements (unaudited) (continued)

Fund. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called “fall-out benefits” to the Investment Manager and the Sub-Adviser, such as reputational value derived from serving as Investment Manager and Sub-Adviser to the Fund.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Adviser to the Fund.

28 PIMCO High Income Fund Semi-Annual Report | 9.30.06

Trustees and Principal Officers

Robert E. Connor
Trustee, Chairman of the Board of Trustees

Paul Belica
Trustee

John J. Dalessandro II
Trustee

Hans W. Kertess
Trustee

William B. Ogden IV
Trustee

R. Peter Sullivan III
Trustee

Brian S. Shlissel
President & Chief Executive Officer

Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Thomas J. Fuccillo
Vice President, Secretary & Chief Legal Officer

Youse E. Guia
Chief Compliance Officer

Investment Manager

Allianz Global Investors Fund Management LLC

1345 Avenue of the Americas

New York, NY 10105

Sub-Adviser

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Custodian & Accounting Agent

State Street Bank & Trust Co.

801 Pennsylvania

Kansas City, MO 64105-1307

Transfer Agent, Dividend Paying Agent and Registrar

PFPC Inc.

P.O. Box 43027

Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO High Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarter of its fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities held during the twelve months ended June 30, 2006 is available (i) without charge upon request by calling the Fund’s shareholder servicing agent at (800) 331-1710; (ii) on the Fund’s website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission website at sec.gov.

Information on the Fund is available at www.allianzinvestors.com/closedendfunds or by calling the Fund’s shareholder servicing agent at (800) 331-1710.

ITEM 2. CODE OF ETHICS

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not effective at the time of this filing

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES.

Period	Total Number of Shares Purchased	Average Price Paid Per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May yet Be Purchased Under the Plans or Programs
April 2006	N/A	15.03	75,421	N/A
May 2006	N/A	14.96	75,526	N/A
June 2006	N/A	14.71	75,514	N/A
July 2006	N/A	14.49	76,743	N/A
August 2006	N/A	14.54	74,490	N/A
September 2006	N/A	14.77	70,891	N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a)  The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)  There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)	(1)	Exhibit 99.302 CERT - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)		Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO High Income Fund

By /s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: December 5, 2006

By /s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: December 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: December 5, 2006

By /s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: December 5, 2006